CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income	$ 8,346,820	$ 9,207,884
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on cash and investments held in Trust Account	(421,504)	(68,295)
Change in fair value of derivative liability	(10,552,969)	(10,637,431)
Gain on forgiveness of deferred underwriting fee	(371,910)
Changes in operating assets and liabilities:
Prepaid expenses	123,131	329,967
Income tax payable	49,175
Accounts payable and accrued expenses	2,066,159	572,554
Net cash used in operating activities	(761,098)	(595,321)
Cash Flows from Investing Activities:
Cash withdrawn from trust account to pay franchise tax	231,500	0
Cash withdrawn from trust account in connection with redemptions	275,102,280
Net cash provided by investing activities	275,333,780
Cash Flows from Financing Activities:
Redemptions of common stock	(275,102,280)
Borrowings under promissory note	347,961
Payment of offering costs		(17,579)
Net cash used in financing activities	(274,754,319)	(17,579)
Net Change in Cash	(181,637)	(612,900)
Cash - Beginning of period	406,126	1,019,026
Cash -End of period	224,489	406,126
Non-cash investing and financing activities:
Change in value of Class A common stock subject to possible redemption	256,545
Forgiveness of deferred underwriting fee payable allocated to Class A common stock	$ (9,288,090)
Deferred Underwriting Fees Payable		$ 9,660,000